Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 75,767	$ 98,521	$ 124,295
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,332	1,398
Other accounts receivables	1,064	1,796
Convertible note receivable	12,899	15,777
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	75,767	98,521
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,332	1,398
Other accounts receivables	1,064	1,796
Convertible note receivable	12,899	15,777
Maximum exposure to credit risk related to financial assets	$ 91,062	$ 117,492